Financial Instruments - Additional Information (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Derivative financial instruments (cost) income, net	$ (9,274,432)	$ 17,023,945	$ (21,632,280)	$ 2,003,365
Derivative financial instruments	$ 891,682		$ 891,682		$ 16,629,978